Investment in Whistler Medical Marijuana Company - Reconciliation of the carrying amount of the investment (Detail) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of associates [line items]
Balance - beginning of the year	$ 2,566
Balance - end of the year	3,807	$ 2,566
Whistler Medical Marijuana Company [member]
Disclosure of associates [line items]
Balance - beginning of the year	2,566	2,405
Purchase of additional shares	1,076
Company's share of dividends paid		(2)
Company's share of income	165	163
Balance - end of the year	$ 3,807	$ 2,566